GS Mortgage-Backed Securities Trust 2022-PJ1

Exhibit 99.3 - Schedule 7

Data Compare Summary (Total)
Run Date - 12/17/2021 5:01:28 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	63	0.00%	662
Amortization Term	0	29	0.00%	662
Amortization Type	0	36	0.00%	662
Balloon Flag	0	652	0.00%	662
Borrower First Name	0	654	0.00%	662
Borrower FTHB	0	29	0.00%	662
Borrower Last Name	0	654	0.00%	662
Borrower SSN	0	652	0.00%	662
City	0	656	0.00%	662
Contract Sales Price	0	26	0.00%	662
Decision System	0	28	0.00%	662
Doc Type	0	27	0.00%	662
Escrow Account	0	67	0.00%	662
First Payment Date	1	7	14.29%	662
Has FTHB	0	31	0.00%	662
Investor: Qualifying Housing Ratio	0	1	0.00%	662
Investor: Qualifying Total Debt Ratio	2	660	0.30%	662
Lender	0	652	0.00%	662
Lien Position	0	36	0.00%	662
LTV Valuation Value	1	34	2.94%	662
Margin	0	27	0.00%	662
Mortgage Type	0	20	0.00%	662
Note Date	6	35	17.14%	662
Occupancy	0	662	0.00%	662
Original CLTV	0	660	0.00%	662
Original Interest Rate	0	662	0.00%	662
Original Loan Amount	0	656	0.00%	662
Original LTV	0	662	0.00%	662
Original Term	0	34	0.00%	662
Origination Channel	0	1	0.00%	662
Originator Loan Designation	0	652	0.00%	662
PITIA Reserves Months	0	314	0.00%	662
Product Description	0	652	0.00%	662
Property Type	0	662	0.00%	662
Purpose	0	662	0.00%	662
Refi Purpose	0	73	0.00%	662
Representative FICO	0	662	0.00%	662
State	0	662	0.00%	662
Street	0	654	0.00%	662
Total Cash-out	0	1	0.00%	662
Zip	0	654	0.00%	662
Total	10	14,061	0.07%	662